INCOME TAX AND CONTRIBUTION - Schedule of Deferred Taxes (Details) R$ in Thousands	6 Months Ended
Jun. 30, 2026 BRL (R$)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	R$ (8,787,950)
Balances at the end of the period	(10,887,388)
Total | Deferred liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	(8,195,481)
Result	(2,034,483)
Balances at the end of the period	(10,229,964)
Breakage | Deferred liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	(326,206)
Result	19,046
Balances at the end of the period	(307,160)
Foreign currency exchange | Deferred liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	(4,425,099)
Result	(2,148,856)
Balances at the end of the period	(6,573,955)
Financial instruments | Deferred liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	0
Result	(1,191)
Balances at the end of the period	(1,191)
Total | Deferred tax asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	17,733,541
Result	3,371,498
Balances at the end of the period	21,105,039
Foreign currency exchange | Deferred tax asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	3,282,391
Result	1,846,781
Balances at the end of the period	5,129,172
Leases | Deferred liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	(3,442,508)
Result	94,850
Balances at the end of the period	(3,347,658)
Leases | Deferred tax asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	4,321,762
Result	(400,932)
Balances at the end of the period	3,920,830
Temporary provisions | Deferred tax asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	939,334
Result	(80,741)
Balances at the end of the period	858,593
Temporary provisions | Deferred tax asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	8,787,950
Result	2,099,438
Balances at the end of the period	10,887,388
Others | Deferred liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	(1,668)
Result	1,668
Balances at the end of the period	0
Others | Deferred tax asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	402,104
Result	(93,048)
Balances at the end of the period	309,056
Total
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	9,538,060
Result	(6,178,389)
Balances at the end of the period	3,359,671
Total | Deferred tax asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	9,538,060
Result	1,337,015
Balances at the end of the period	10,875,075
Deferred income tax and social contribution | Deferred tax asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance in the beginning of the period	0
Result	7,515,404
Balances at the end of the period	R$ 7,515,404